Financial Instruments (Details) (USD $)	6 Months Ended	12 Months Ended														3 Months Ended	6 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended																																																													3 Months Ended	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Gasoline swaps	Dec. 31, 2012 Gasoline swaps	Jun. 30, 2013 Interest rate caps	Dec. 31, 2012 Interest rate caps	Jun. 30, 2013 Foreign exchange forward contracts	Dec. 31, 2012 Foreign exchange forward contracts	Jun. 30, 2013 Foreign exchange options	Dec. 31, 2012 Foreign exchange options	Jun. 30, 2013 Level 2	Dec. 31, 2012 Level 2	Dec. 31, 2011 Level 2	Jun. 30, 2013 Level 3	Jun. 30, 2013 Level 3	Dec. 31, 2012 Level 3	Jun. 30, 2013 Recurring Derivatives not designated as hedging instruments	Jun. 30, 2012 Recurring Derivatives not designated as hedging instruments	Jun. 30, 2013 Recurring Derivatives not designated as hedging instruments	Jun. 30, 2012 Recurring Derivatives not designated as hedging instruments	Dec. 31, 2012 Recurring Derivatives not designated as hedging instruments	Dec. 31, 2011 Recurring Derivatives not designated as hedging instruments	Jun. 30, 2013 Recurring Derivatives not designated as hedging instruments Gasoline swaps	Jun. 30, 2012 Recurring Derivatives not designated as hedging instruments Gasoline swaps	Jun. 30, 2013 Recurring Derivatives not designated as hedging instruments Gasoline swaps	Jun. 30, 2012 Recurring Derivatives not designated as hedging instruments Gasoline swaps	Dec. 31, 2012 Recurring Derivatives not designated as hedging instruments Gasoline swaps	Jun. 30, 2013 Recurring Derivatives not designated as hedging instruments Interest rate caps	Jun. 30, 2012 Recurring Derivatives not designated as hedging instruments Interest rate caps	Jun. 30, 2013 Recurring Derivatives not designated as hedging instruments Interest rate caps	Jun. 30, 2012 Recurring Derivatives not designated as hedging instruments Interest rate caps	Dec. 31, 2012 Recurring Derivatives not designated as hedging instruments Interest rate caps	Dec. 31, 2011 Recurring Derivatives not designated as hedging instruments Interest rate caps	Jun. 30, 2013 Recurring Derivatives not designated as hedging instruments Foreign exchange forward contracts	Jun. 30, 2012 Recurring Derivatives not designated as hedging instruments Foreign exchange forward contracts	Jun. 30, 2013 Recurring Derivatives not designated as hedging instruments Foreign exchange forward contracts	Jun. 30, 2012 Recurring Derivatives not designated as hedging instruments Foreign exchange forward contracts	Dec. 31, 2012 Recurring Derivatives not designated as hedging instruments Foreign exchange forward contracts	Dec. 31, 2011 Recurring Derivatives not designated as hedging instruments Foreign exchange forward contracts	Jun. 30, 2013 Recurring Derivatives not designated as hedging instruments Foreign exchange options	Jun. 30, 2012 Recurring Derivatives not designated as hedging instruments Foreign exchange options	Jun. 30, 2013 Recurring Derivatives not designated as hedging instruments Foreign exchange options	Jun. 30, 2012 Recurring Derivatives not designated as hedging instruments Foreign exchange options	Dec. 31, 2012 Recurring Derivatives not designated as hedging instruments Foreign exchange options	Dec. 31, 2011 Recurring Derivatives not designated as hedging instruments Foreign exchange options	Jun. 30, 2013 Recurring Total Derivatives not designated as hedging instruments	Dec. 31, 2012 Recurring Total Derivatives not designated as hedging instruments	Dec. 31, 2011 Recurring Total Derivatives not designated as hedging instruments	Jun. 30, 2013 Recurring Total Derivatives not designated as hedging instruments Gasoline swaps	Dec. 31, 2012 Recurring Total Derivatives not designated as hedging instruments Gasoline swaps	Jun. 30, 2013 Recurring Total Derivatives not designated as hedging instruments Interest rate caps	Dec. 31, 2012 Recurring Total Derivatives not designated as hedging instruments Interest rate caps	Dec. 31, 2011 Recurring Total Derivatives not designated as hedging instruments Interest rate caps	Jun. 30, 2013 Recurring Total Derivatives not designated as hedging instruments Foreign exchange forward contracts	Dec. 31, 2012 Recurring Total Derivatives not designated as hedging instruments Foreign exchange forward contracts	Dec. 31, 2011 Recurring Total Derivatives not designated as hedging instruments Foreign exchange forward contracts	Jun. 30, 2013 Recurring Total Derivatives not designated as hedging instruments Foreign exchange options	Dec. 31, 2012 Recurring Total Derivatives not designated as hedging instruments Foreign exchange options	Dec. 31, 2011 Recurring Total Derivatives not designated as hedging instruments Foreign exchange options	Jun. 30, 2013 Recurring Level 1 Derivatives not designated as hedging instruments	Dec. 31, 2012 Recurring Level 1 Derivatives not designated as hedging instruments	Dec. 31, 2011 Recurring Level 1 Derivatives not designated as hedging instruments	Jun. 30, 2013 Recurring Level 1 Derivatives not designated as hedging instruments Gasoline swaps	Dec. 31, 2012 Recurring Level 1 Derivatives not designated as hedging instruments Gasoline swaps	Jun. 30, 2013 Recurring Level 1 Derivatives not designated as hedging instruments Interest rate caps	Dec. 31, 2012 Recurring Level 1 Derivatives not designated as hedging instruments Interest rate caps	Dec. 31, 2011 Recurring Level 1 Derivatives not designated as hedging instruments Interest rate caps	Jun. 30, 2013 Recurring Level 1 Derivatives not designated as hedging instruments Foreign exchange forward contracts	Dec. 31, 2012 Recurring Level 1 Derivatives not designated as hedging instruments Foreign exchange forward contracts	Dec. 31, 2011 Recurring Level 1 Derivatives not designated as hedging instruments Foreign exchange forward contracts	Jun. 30, 2013 Recurring Level 1 Derivatives not designated as hedging instruments Foreign exchange options	Dec. 31, 2012 Recurring Level 1 Derivatives not designated as hedging instruments Foreign exchange options	Dec. 31, 2011 Recurring Level 1 Derivatives not designated as hedging instruments Foreign exchange options	Jun. 30, 2013 Recurring Level 2	Dec. 31, 2012 Recurring Level 2	Dec. 31, 2011 Recurring Level 2	Jun. 30, 2013 Recurring Level 2 Derivatives not designated as hedging instruments	Dec. 31, 2012 Recurring Level 2 Derivatives not designated as hedging instruments	Dec. 31, 2011 Recurring Level 2 Derivatives not designated as hedging instruments	Jun. 30, 2013 Recurring Level 2 Derivatives not designated as hedging instruments Gasoline swaps	Dec. 31, 2012 Recurring Level 2 Derivatives not designated as hedging instruments Gasoline swaps	Jun. 30, 2013 Recurring Level 2 Derivatives not designated as hedging instruments Interest rate caps	Dec. 31, 2012 Recurring Level 2 Derivatives not designated as hedging instruments Interest rate caps	Dec. 31, 2011 Recurring Level 2 Derivatives not designated as hedging instruments Interest rate caps	Jun. 30, 2013 Recurring Level 2 Derivatives not designated as hedging instruments Foreign exchange forward contracts	Dec. 31, 2012 Recurring Level 2 Derivatives not designated as hedging instruments Foreign exchange forward contracts	Dec. 31, 2011 Recurring Level 2 Derivatives not designated as hedging instruments Foreign exchange forward contracts	Jun. 30, 2013 Recurring Level 2 Derivatives not designated as hedging instruments Foreign exchange options	Dec. 31, 2012 Recurring Level 2 Derivatives not designated as hedging instruments Foreign exchange options	Dec. 31, 2011 Recurring Level 2 Derivatives not designated as hedging instruments Foreign exchange options	Jun. 30, 2013 Recurring Level 3 Derivatives not designated as hedging instruments	Dec. 31, 2012 Recurring Level 3 Derivatives not designated as hedging instruments	Dec. 31, 2011 Recurring Level 3 Derivatives not designated as hedging instruments	Jun. 30, 2013 Recurring Level 3 Derivatives not designated as hedging instruments Gasoline swaps	Dec. 31, 2012 Recurring Level 3 Derivatives not designated as hedging instruments Gasoline swaps	Jun. 30, 2013 Recurring Level 3 Derivatives not designated as hedging instruments Interest rate caps	Dec. 31, 2012 Recurring Level 3 Derivatives not designated as hedging instruments Interest rate caps	Dec. 31, 2011 Recurring Level 3 Derivatives not designated as hedging instruments Interest rate caps	Jun. 30, 2013 Recurring Level 3 Derivatives not designated as hedging instruments Foreign exchange forward contracts	Dec. 31, 2012 Recurring Level 3 Derivatives not designated as hedging instruments Foreign exchange forward contracts	Dec. 31, 2011 Recurring Level 3 Derivatives not designated as hedging instruments Foreign exchange forward contracts	Jun. 30, 2013 Recurring Level 3 Derivatives not designated as hedging instruments Foreign exchange options	Dec. 31, 2012 Recurring Level 3 Derivatives not designated as hedging instruments Foreign exchange options	Dec. 31, 2011 Recurring Level 3 Derivatives not designated as hedging instruments Foreign exchange options	Jun. 30, 2013 Dollar Thrifty Automotive Group Inc Level 3	Jun. 30, 2013 Dollar Thrifty Automotive Group Inc Level 3	Jun. 30, 2013 Minimum	Jun. 30, 2013 Maximum
Financial Instruments
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value																$ 0	$ 0	$ 0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings																0	0
Available-for-sale marketable equity securities included in prepaid expenses and other assets at fair value																132,000,000	132,000,000																																	33,200,000														33,200,000																	0														0
Unrealized holding gains (losses) on securities, (net of tax of 2012: $0; 2011: $125 and 2010: $0)		(318,000)	226,000	31,000												2,000,000	2,000,000																																																																																										0	5,100,000
Fair Value of Derivative Instruments
Asset Derivatives	5,500,000	4,500,000					600,000	900,000	4,800,000	3,400,000	100,000	200,000							5,500,000		5,500,000		4,500,000	5,000,000	0		0		0	600,000		600,000		900,000	500,000	4,800,000		4,800,000		3,400,000	4,400,000	100,000		100,000		200,000	100,000	5,500,000	4,500,000	38,200,000			600,000	900,000	500,000	4,800,000	3,400,000	4,400,000	100,000	200,000	100,000	0	0	33,200,000			0	0	0	0	0	0	0	0	0				5,500,000	4,500,000	5,000,000			600,000	900,000	500,000	4,800,000	3,400,000	4,400,000	100,000	200,000	100,000	0	0	0			0	0	0	0	0	0	0	0	0
Liability Derivatives	3,400,000	5,500,000			900,000	100,000	600,000	900,000	1,900,000	4,500,000									3,400,000		3,400,000		5,500,000	2,900,000	900,000		900,000		100,000	600,000		600,000		900,000	400,000	1,900,000		1,900,000		4,500,000	1,900,000	0		0		0	0	3,400,000	5,500,000		900,000	100,000	600,000	900,000	400,000	1,900,000	4,500,000	1,900,000				0	0	0	0	0	0	0	0	0	0	0							3,400,000	5,500,000	2,900,000	900,000	100,000	600,000	900,000	400,000	1,900,000	4,500,000	1,900,000				0	0	0	0	0	0	0	0	0	0	0
Amount of Gain or (Loss) Recognized in Income on Derivatives		8,470,000	0	0															(9,600,000)	(11,000,000)	(3,700,000)	(7,100,000)	(15,500,000)	(8,600,000)	(2,500,000)	(3,300,000)	(800,000)	(1,500,000)		0	(100,000)	100,000	(100,000)	(800,000)	0	(7,100,000)	(7,700,000)	(2,900,000)	(5,600,000)	(15,400,000)	(11,000,000)	0	100,000	(100,000)	100,000	0	(200,000)
Gross assets offset in Balance Sheet	0	0					0	0	0	0	0	0
Net recognized assets in Balance Sheet	5,500,000	4,500,000					600,000	900,000	4,800,000	3,400,000	100,000	200,000
Financial Instruments	2,800,000	1,500,000					0	0	2,800,000	1,300,000	0	200,000
Cash Collateral	0	0					0	0	0	0	0	0
Net Amount	2,700,000	3,000,000					600,000	900,000	2,000,000	2,100,000	100,000	0
Gross liabilities offset in Balance Sheet	0	0			0	0	0	0	0	0
Net recognized liabilities in Balance Sheet	3,400,000	5,500,000			900,000	100,000	600,000	900,000	1,900,000	4,500,000
Financial Instruments	2,800,000	1,500,000			900,000	0	0	0	1,900,000	1,500,000
Cash Collateral	0	0			0	0	0	0	0	0
Net Amount	600,000	4,000,000			0	100,000	600,000	900,000	0	3,000,000
Debt
Maximum initial maturity period of borrowings	90 days	90 days
Aggregate fair value of all debt													17,699,000,000	15,529,400,000	11,092,400,000
Aggregate carrying value of all debt		1,419,000,000	0																																																																									17,382,200,000	14,999,100,000	10,925,600,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Purchases																130,000,000	130,000,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements																$ 0	$ 0
Fair Value Inputs, Discount Rate																																																																																																													6.00%	21.00%
Fair Value Assumptions, Expected Volatility Rate																																																																																																													36.00%	42.00%